Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 26, 2022 USD ($)	Jan. 01, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Other expense					$ 501
Other expense, net					(18)
Allowance for doubtful accounts					$ 109	$ 109
Property and equipment percentage					11.70%
Assets in other foreign jurisdictions percentage					1.70%
Deferred offering costs					$ 1,264		$ 4,068
Operating lease liabilities	$ 11,428		$ 11,428		11,428			$ 11,428
Operating lease					9,848
Deferred rent					827
Lease incentives or tenant improvement allowance					1,098			1,098
Prepaid rent					345			344
Gains losses related to foreign currency	(177)	$ (94)	$ 287	$ 273
Converted shares | shares			106,949,326
Operating lease right-of-use asset	$ 9,535		$ 9,535		$ 10,291			9,848
Deferred rent								$ 827
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers			4	5
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	4	2	4	2
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			54.00%	86.00%
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	77.00%	71.00%	70.00%	64.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers					5	2
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers					3	2
Operating Leases [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease liabilities					$ 11,428
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage					86.00%	87.00%
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage					61.00%	43.00%